Dividends of ordinary shares and cumulative distribution of other equity instruments	12 Months Ended
Dec. 31, 2021
Dividends of ordinary shares and cumulative distribution of other equity instruments
Dividends of ordinary shares and cumulative distribution of other equity instruments
22	Dividends of ordinary shares and cumulative distribution of other equity instruments
(a)	Dividends of ordinary shares

On 22 June 2021, upon the approval from the annual general meeting of the shareholders, the Company declared the 2020 final dividend of RMB0.18 (2019: RMB0.135) per ordinary share, totalling approximately RMB2,826 million (2019: RMB2,119 million).

On 21 March 2022, the Board of Directors proposed no cash dividend. This proposal is subject to the approval of the shareholders at the annual general meeting.

(b)	Cumulative distribution of other equity instruments

The other equity instruments were recorded as equity in the consolidated financial statements. For the year ended 31 December 2021, the net profit attributable to holders of other equity instruments, based on the applicable rate, was RMB2,137  million, and the cumulative distribution paid in 2021 was RMB2,139 million.